Inventories	12 Months Ended
Mar. 31, 2020
Inventories
Inventories

4            Inventories

Inventories consist of the following:

	March 31,
	2019	2020	2020
	RMB	RMB	US$

Current portion:
- Consumables and supplies	27,612	43,758	6,180

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	77,194	85,109	12,020
Total current and non-current inventories	104,806	128,867	18,200

Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories. Management assesses the recoverability of such inventories with reference to future projections of matching fees, number of donated cord blood units of the Group, demand for cord blood units for transplantation and research purposes, and the probability of finding a match in light of the number of units held. Based on such assessments, the management considers that the cord blood processing costs capitalized are recoverable and no write-down for inventories was made during the years ended March 31, 2018, 2019 and 2020.

The Group recognizes the revenue for one matched donated umbilical cord blood unit upon delivery of the unit and recognizes the cost of the cord blood unit equal to the carrying amount of the total inventory (donated umbilical cord blood units) divided by the estimated future number of successful matches which would become realized through sales during the estimated weighted average remaining useful life of the donated umbilical cord blood unit. As of March 31, 2020, the weighted average remaining useful life of the donated umbilical cord blood units was estimated to be approximately 18 years. Based on the historical increase in the number of donated umbilical cord blood matching inquiries and the number of successful matches of donated umbilical cord blood units, the Group estimated the number of successful matches of donated umbilical cord blood units will increase by 7% per annum. There were no material changes to the estimates and assumptions underlying the methodology for the years ended March 31, 2018, 2019 and 2020.